FAIR VALUE DISCLOSURES, Part 3 (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value option - Loans held for sale [Abstract]
Loans held for sale	$ 27,866	$ 23,662
Difference	714	624	$ 366
Aggregate Fair Value [Member]
Fair value option - Loans held for sale [Abstract]
Loans held for sale	27,866	23,662	20,390
Contractual Principal [Member]
Fair value option - Loans held for sale [Abstract]
Loans held for sale	$ 27,152	$ 23,038	$ 20,024